Shareholders' Equity Shareholders' Equity - Shares Issued as a Result of the Acquisition of HMI (Details) € in Millions	Nov. 22, 2016 EUR (€)
Schedule Of Stockholders Equity [Line Items]
Business Combination Fair Value Of Shares Exchanged	€ 580.6
Business Acquisition, Name of Acquired Entity	HMI
Business Acquisition, Effective Date of Acquisition	Nov. 22, 2016